Note 19 - Parent Company (Details) - Condensed Statement of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Net income	$ 7,028,000	$ 6,281,000	$ 4,130,000	$ 4,130,000
Adjustments to reconcile net income to net cash provided by operating activities:
Stock-based compensation expense		32,000	59,000
Investment securities losses, net	11,000	610,000	(173,000)
Other	364,000	355,000	(22,000)
Net cash provided by operating activities	9,897,000	10,282,000	9,146,000
INVESTING ACTIVITIES
Net cash used for investing activities	(6,097,000)	(8,005,000)	(19,360,000)
FINANCING ACTIVITIES
Net decrease in short-term borrowings	4,271,000	(854,000)	(240,000)
Common stock issued	74,000	2,329,000	2,210,000
Cash dividends	(2,097,000)	(2,002,000)	(1,764,000)
Net cash (used for) provided by financing activities	(22,953,000)	8,679,000	13,969,000
(Decrease) increase in cash	(19,153,000)	10,956,000	3,755,000
Cash and Cash Equivalents	26,193,000	45,346,000	34,390,000	30,635,000
Parent Company [Member] | Middlefield Banking Company [Member]
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income	(4,884,000)	(4,655,000)	(3,422,000)
Parent Company [Member] | Emerald Bank [Member]
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income	(598,000)	(240,000)	384,000
Parent Company [Member] | EMORECO [Member]
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income	104,000	280,000	441,000
Parent Company [Member]
OPERATING ACTIVITIES
Net income	7,028,000	6,281,000	4,130,000
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income	5,378,000	4,615,000	2,597,000
Stock-based compensation expense		32,000	59,000
Investment securities losses, net			179,000
Other	(253,000)	(885,000)	(806,000)
Net cash provided by operating activities	1,397,000	813,000	965,000
FINANCING ACTIVITIES
Net decrease in short-term borrowings	(976,000)	(804,000)
Common stock issued	74,000	2,329,000	2,210,000
Stock options exercised	(77,000)
Proceeds from dividend reinvestment plan	736,000	694,000	542,000
Cash dividends	(2,097,000)	(2,002,000)	(1,764,000)
Net cash (used for) provided by financing activities	(2,340,000)	217,000	988,000
(Decrease) increase in cash	(943,000)	1,030,000	453,000
Parent Company [Member] | Beginning of Period [Member]
FINANCING ACTIVITIES
Cash and Cash Equivalents	1,740,000	710,000	257,000
Parent Company [Member] | End of Period [Member]
FINANCING ACTIVITIES
Cash and Cash Equivalents	797,000	1,740,000	710,000
Non-Bank Subsidiaries [Member] | Parent Company [Member]
INVESTING ACTIVITIES
Investment in subsidiary bank			(1,500,000)
Net cash used for investing activities			$ (1,500,000)